Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives	Depreciation of property and equipment is provided using the straight-line method at the following rates approximating their estimated useful lives:
Research and development equipment	3 years
Computer equipment	3 years